ORGANIZATION AND NATURE OF OPERATIONS (Details Textual)	1 Months Ended	12 Months Ended
	Dec. 17, 2015 CNY (¥)	Jun. 30, 2017	Aug. 04, 2017 CNY (¥)	Aug. 04, 2017 USD ($)
Variable Interest Entity, Terms of Arrangements		the Company is able to absorb 90% of net interest or 100% of net loss of those VIEs.
Subsequent Event [Member]
Accumulated Costs			¥ 283,800	$ 41,874
Beijing Bhd Petroleum Technology Co Ltd [Member]
Decommissioning Fund Investments	¥ 4,600,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	51.00%
Gan Su BHD Environmental Technology Co., Ltd [Member]
Capital	¥ 50,000,000
Yumen, Gan Su [Member] | Subsequent Event [Member]
Land Use Right Amount Purchased			¥ 1,322,300	$ 195,104